Employee Information - Summary of Wages and Salaries and Social Security Expenses (Detail) - Employee remuneration [member] - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Information About Employees [line items]
Wages and salaries	kr 62,823	kr 60,950
Social security expenses	14,639	13,695
Of which pension costs	kr 5,601	kr 4,963